Redeemable Preferred Stock (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Amount above net income required for dividend issuance	$ 1.2
Retained Earnings (Accumulated Deficit)	(2,096.7)	(2,068.0)	(2,022.1)
DP&L [Member]
Retained Earnings (Accumulated Deficit)	$ 381.8
$100 Redeemable Preferred Stock Twenty Five Dollar [Member]
Preferred stock par value	$ 100
Preferred stock shares authorized	4,000,000
Preferred stock shares outstanding	228,508
$25 Redeemable Preferred Stock [Member]
Preferred stock par value	$ 25
Preferred stock shares authorized	4,000,000